UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-22684

Daxor Corporation

(Exact name of registrant as specified in charter)

350 Fifth Avenue, Suite 7120

New York, New York 10118

(Address of principal offices)(Zip code)

David Frankel, Daxor Corporation

350 Fifth Avenue, Suite 7120

New York, New York 10118

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 212-330-8500

Date of Fiscal Year End: December 31, 2015

Date of Reporting Period: September 30, 2015

Item 1. Schedule of Investments

Daxor Corporation

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 76.62%

Banking -0.27%
First Niagara Financial Group, Inc.	5,000	$51,050

Diversified Machinery-0.33%
General Electric Company (a)	2,500	$63,050

Gold-0.42%
Newmont Mining	5,000	$80,350

Investment Services-0.50%
United States Natural Gas Fund, LLP (a)	8,125	$94,331

Oil & Gas Pipelines-1.44%
Columbia Pipeline Group, Inc.	15,000	$274,350

Other Common Stock-0.12%	2,201	$22,438

Utilities-73.54%
Electric Utilities-72.13%
Ameren Corp.	2,000	$84,540
American Electric Power Co. Inc.	6,000	341,160
Avista Corp.	7,000	232,750
Centerpoint Energy, Inc.	1,000	18,040
CMS	16,000	565,120
DTE Energy Co.	17,000	1,366,290
Duke Energy Corp.	5,000	359,700
Edison International	5,000	315,350
Entergy Corp.	36,000	2,343,600
Eversource Energy	20,000	1,012,400
Exelon Corp.	21,300	632,610
Firstenergy Corp.	52,000	1,628,120
Great Plains Energy Inc.	1,500	40,530
National Grid PLC Shares	13,000	905,190
NISOURCE Inc.	19,000	352,450
Pepco Holdings Inc.	2,000	48,440
PG & E Corp.	5,000	264,000
Pinnacle West Capital Corp.	8,000	513,120
PNM Resources, Inc.	44,000	1,234,200
Teco Energy, Inc.	2,000	52,520
UIL Holdings Corp.	9,000	452,430
WEC Energy Goup	1,128	58,904
Westar Energy, Inc.	16,000	615,040
XCEL Energy, Inc.	8,000	283,280
		$13,719,784

Southwest Gas Corp.	1,000	$58,320
Spectra Energy Corp.	8,000	210,160
		$268,480

Total Utilities		$13,988,264

Total Common Stock (Cost $5,969,722)-76.62%		$14,573,833

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Market Value
Preferred Stocks-6.17%

Banking-4.19%
Bank of America Corp., 7.250% Series L	300	323,100
Barclays Bank PLC ADR, 8.125% Series 5 Callable	2,500	64,675
Deutsche Bank Contingent Capital Trust III Preferred, Div 7.60%	10,000	273,100
Goldman Sachs Group, 6.20% Series B Callable	1,000	25,600
Wells Fargo Company, 8.00% Series J Non-Cumulative	4,000	110,280
		$796,755

Electric Utilities-1.98%
Duquesne Light Co. Preferred, 3.75% Callable	400	$17,000
Pacific Gas & Electric, 5% Series D	1,000	24,400
Pacific Gas & Electric, 5% Series E	1,100	25,850
Pacific Gas & Electric, 6% Series A	4,200	121,380
Southern California Edison, 4.32% Callable	5,500	128,150
Southern California Edison, 4.78% Callable	2,500	59,950
		$376,730

Total Preferred Stock (Cost $780,333)-6.17%		$1,173,485

Total Investment in Securities (Cost $6,750,055) -82.79%		$15,747,318

Investment in Operating Division-18.47%		$3,512,313

Deferred Income Taxes, Net-21.67%		$4,120,933

Receivable from Broker-Restricted Cash-12.86%		$2,446,043

Other Assets-0.33%		$61,470

Total Assets-136.12%		$25,888,077
Total Liabilities – (36.12%)		(6,867,555)
Net Assets-100.00%		$19,020,522

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

At September 30, 2015, the net unrealized appreciation based on cost for financial reporting purposes of $8,997,263 was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost	$9,172,651
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value	(175,388)
Net unrealized appreciation	$8,997,263

Portfolio Analysis

As of September 30, 2015

Percentage of Net Assets
Common Stock
Banking	0.27%
Diversified Machinery	0.33%
Gold	0.42%
Investment Services	0.50%
Oil and Gas Pipelines	1.44%
Other Common Stock	0.12%
Electric Utilities	72.13%
Natural Gas Utilities	1.41%
Total Common Stock	76.62%

Preferred Stock
Banking	4.19%
Electric Utilities	1.98%
Total Preferred Stock	6.17%

Total Investment in Securities	82.79%

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Name of Issuer	Number of Shares in Short Position at 09/30/2015	Value of Short Position at 09/30/2015
Restricted Cash (b)-12.86%		$2,446,043

Securities Sold Short- (12.22%)
Apple, Inc.	(1,500)	(165,450)
Intuitive Surgical, Inc.	(500)	(229,790)
KB Homes	(3,000)	(40,650)
Simon Property Group Inc.	(10,000)	(1,837,200)
Toll Brothers Inc.	(1,500)	(51,360)
Total Securities Sold Short- (12.22%)		$(2,324,450)

Restricted Cash, Net of Securities Borrowed at Fair Market Value -0.64%		$121,593

Daxor Corporation
Schedule of Investments (Continued)
September 30, 2015 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Open Options Written-(1.36%)
Call Options Written- (0.35%)
British Petroleum	(6)	35.00	11/20/2015	$(66)
Duke Energy Corporation	(30)	75.00	01/15/2016	(3,825)
Entergy Corporation	(105)	65.00	10/16/2015	(7,075)
Entergy Corporation	(35)	70.00	11/20/2015	(1,430)
Entergy Corporation	(30)	70.00	12/18/2015	(1,922)
Entergy Corporation	(50)	72.50	12/18/2015	(1,500)
Entergy Corporation	(40)	75.00	12/18/2015	(600)
Entergy Corporation	(25)	67.50	01/15/2016	(3,750)
Entergy Corporation	(35)	70.00	01/15/2016	(3,045)
Exelon Corp.	(40)	33.00	10/16/2015	(400)
Firstenergy Corporation	(30)	33.00	10/16/2015	(240)
Firstenergy Corporation	(110)	35.00	10/16/2015	(79)
Firstenergy Corporation	(100)	36.00	10/16/2015	(36)
Firstenergy Corporation	(100)	37.00	10/16/2015	(33)
Firstenergy Corporation	(100)	38.00	10/16/2015	(31)
Firstenergy Corporation	(30)	35.00	01/15/2016	(810)
Firstenergy Corporation	(50)	36.00	01/15/2016	(500)
Firstenergy Corporation	(50)	37.00	01/15/2016	(500)
Firstenergy Corporation	(50)	38.00	01/15/2016	(37)
Firstenergy Corporation	(50)	39.00	01/15/2016	—
Newmont Mining Corp.	(20)	15.00	10/16/2015	(2,798)
Newmont Mining Corp.	(50)	21.00	10/16/2015	(150)
National Grid PLC	(60)	70.00	10/16/2015	(4,338)
National Grid PLC	(30)	70.00	12/18/2015	(5,250)
PNM Resources	(65)	25.00	10/16/2015	(19,682)
Pinnacle West Capital Corporation	(50)	65.00	10/16/2015	(5,250)
Polo Ralph Lauren Corporation	(15)	120.00	10/16/2015	(3,788)
Total Call Options Written				$(67,135)

Daxor Corporation
Schedule of Investments (Continued)
September 30, 2015 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written-(1.01%)
Apple, Inc.	(5)	105.00	10/16/2015	$(650)
Apple, Inc.	(10)	105.00	11/20/2015	(4,100)
Bank of America Corp.	(25)	15.00	10/16/2015	(556)
Bank of America Corp.	(25)	13.00	11/20/2015	(300)
Bank of America Corp.	(30)	14.00	11/20/2015	(705)
Bank of America Corp.	(35)	15.00	11/20/2015	(1,650)
Bank of America Corp.	(25)	16.00	11/20/2015	(2,325)
Bank of America Corp.	(45)	14.00	12/18/2015	(1,581)
Bank of America Corp.	(35)	12.00	01/15/2016	(576)
Bank of America Corp.	(30)	14.00	01/15/2016	(1,344)
Bank of America Corp.	(50)	15.00	01/15/2016	(3,750)
Bank of America Corp.	(35)	13.00	02/19/2016	(1,225)
Bank of America Corp.	(25)	15.00	02/19/2016	(2,175)
British Petroleum	(35)	35.00	10/16/2015	(16,275)
British Petroleum	(40)	36.00	10/16/2015	(22,640)
British Petroleum	(29)	35.00	11/20/2015	(17,763)
British Petroleum	(50)	35.00	01/15/2016	(27,250)
British Petroleum	(40)	36.00	01/15/2016	(26,160)
Centerpoint Energy, Inc.	(25)	16.00	11/20/2015	(500)
KB Home	(30)	11.00	10/16/2015	(150)
Intuitive Surgical Inc.	(5)	450.00	11/20/2015	(7,750)
Newmont Mining Corp.	(20)	15.00	10/16/2015	(600)
Newmont Mining Corp.	(50)	21.00	12/18/2015	(26,625)
Newmont Mining Corp.	(25)	15.00	01/15/2016	(3,100)
Newmont Mining Corp.	(40)	20.00	01/15/2016	(17,800)
Simon Property Group Inc.	(30)	150.00	10/16/2015	(270)
Simon Property Group Inc.	(40)	165.00	10/16/2015	(1,460)
Simon Property Group Inc.	(20)	160.00	11/20/2015	(2,023)
Toll Brothers, Inc.	(15)	30.00	10/16/2015	(119)
Total Put Options Written				$(191,422)

Total Call and Put Options Written-(Premium Received)-(1.36%)				$(258,557)

Margin loans payable-(22.14%) (c)				$(4,210,637)

Securities borrowed at fair value-(12.22%)				$(2,324,450)

Other Liabilities-(0.40%)				$(73,911)

Total Liabilities –(36.12)%				$(6,867,555)

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

The Company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in securities traded on national securities exchanges are valued at the last reported sales price on the last day of the reporting period. Securities traded on the over the counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and ask prices.

The following tables summarize the inputs used as of September 30, 2015 for the Corporation’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$14,573,833	$—	$—	$14,573,833
Preferred Stocks	1,173,485	—	—	1,173,485
Investment in Operating Division	—	—	3,512,313	3,512,313
Total	$15,747,318	$—	$3,512,313	$19,259,631

Liabilities	Level 1	Level 2	Level 3	Total
Margin Loans	$4,210,637	$—	$—	$4,210,637
Call and Put Options	$258,557	$—	$—	$258,557

The Company’s Level 3 assets consist of its investment in its Operating Division. Since it’s inception, the Operating Division has not generated significant revenue and has incurred substantial operating losses. Due to these substantial losses, the Operating Division has been completely dependent on funding from the Company to sustain its operations.

As such, the Company has determined that the value of the Operating Division approximates the net book value of certain property and equipment reduced by the remaining mortgage balance on such property and equipment. The property and equipment consist of land, buildings and laboratory equipment located in Oak Ridge, Tennessee.

* Refer to the Schedule of Investments for industry classifications for common and preferred stock.

(a) Non-income producing investment.

(b) Restricted cash held by Company’s brokers to satisfy margin requirements.

(c) Short-Term debt due to brokers secured by the Company’s investments in marketable securities.

 Securities valuation policies and other investment related disclosures will be incorporated by reference to the semi-annual and annual reports to be filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Chief Executive Officer and the Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daxor Corporation

By (Signature and Title)	/s/ Joseph Feldschuh
BY: Joseph Feldschuh
ITS: President
(Chief Executive Officer/Chairman of the Board of Directors/Principal Executive Officer)
Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/David Frankel
BY: David Frankel
ITS: Chief Financial Officer
(Principal Financial Officer/Principal Accounting Officer/Chief Compliance Officer)
Date: November 24, 2015